PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT

6.

PROPERTY AND EQUIPMENT

Property and equipment consists of the following at September 30, 2013, and December 31, 2012:

	Estimated Useful
	Lives in Years	2013	2012
Machinery and equipment	5	$1,632,427	$10,698,094
Furniture and fixtures	5 to 7	303,026	342,918
Automobiles and trucks	3 to 5	142,141	241,834
Leasehold improvements	5	415,281	415,281
Office equipment	5	606,007	582,156
Construction in progress		-	183,693
		3,098,882	12,463,976
Less total accumulated depreciation		(1,913,281)	(8,199,851)
Property and equipment, net		$1,185,601	$4,264,125

During the three months ended September 30, 2013, additions to property and equipment included the purchase of a work truck computer equipment and additional construction in progress of  a piece of equipment for the treatment of wastewater outside of oil and gas exploration. The unit was completed in the third quarter and the amounts are reclassified from construction in progress to machinery and equipment. Depreciation expense amounted to approximately $55,000 and $930,000 for the three and nine months ended September 30, 2013, respectively.

6.

PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	Estimated Useful	December 31,
	Lives in Years	2012	2011
Machinery and equipment	5	$10,698,094	$11,090,513
Furniture and fixtures	5 to 7	342,918	330,238
Automobiles and trucks	3 to 5	241,834	224,644
Leasehold improvements	5	415,281	415,281
Office equipment	5	582,156	493,907
Construction in progress		183,693	-
		12,463,976	12,554,583
Less total accumulated depreciation		(8,199,851)	(6,413,064)
Property and equipment, net		$4,264,125	$6,141,519

In September 2012, the Company sold a water treatment unit that had been part of its historical fixed assets.  The net book value of such unit was previously written off pursuant to a September 2010 impairment charge.  The Company received proceeds of $206,000 for the unit, incurred costs of $33,933 to bring the unit to saleable condition and recognized a gain on sale of $172,067 on the transaction.  Partially offsetting this gain was the write off of the costs of certain demo equipment amounting to $29,610.

During the year ended December 31, 2012, additions to property and equipment included certain equipment obtained under a capital lease arrangement with a value of approximately $79,000 along with equipment acquired through a financing arrangement in the amount of approximately $48,000 which is reflected in the caption "Machinery and Equipment."  See Note 8.

Depreciation expense for the years ended December 31, 2012, 2011 and 2010 amounted to $2,314,135, $2,171,002 and $1,954,129, respectively.  During the year ended December 31, 2010, the Company recorded an impairment loss for the remaining $116,000 depreciable amount of the Company's mobile water filtration unit used to create drinking water from contaminated water sources.